UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
International All Cap Equity Fund
September 30, 2012

		Value
Shares		(note 2)
Common stocks - 92.55%
	Austria - 1.90%
1,465	Andritz AG	$ 82,966
683	Schoeller-Bleckmann
	Oilfield Equipment AG	70,900
		153,866
	Belgium - 2.52%
1,948	Anheuser-Busch InBev N.V.	165,642
696	EVS Broadcast Equipment,
	S.A.	38,432
		204,074
	Brazil - 2.70%
5,516	Banco Bradesco S.A., ADR	88,642
4,810	BRF - Brasil Foods S.A.,
	ADR	83,213
2,030	Petroleo Brasileiro S.A.,
	ADR	46,568
		218,423
	Canada - 1.28%
1,000	Agrium, Inc.	103,754

	China - 2.25%
864	Baidu, Inc., ADR *	100,932
70,000	Dongfeng Motor Group Co.,
	Ltd., Class H	81,519
		182,451
	France - 5.86%
1,800	BNP Paribas S.A.	85,538
2,199	Compagnie Generale des
	Etablissements Michelin,
	Class B	172,262
2,549	Sanofi	217,336
		475,136
	Germany - 10.00%
526	Bauer AG	11,552
2,189	Bayer AG	187,991
686	Bilfinger Berger AG	60,650
1,151	Fresenius SE & Co., KGaA	133,621
1,128	Gerresheimer AG *	58,953
10,610	Infineon Technologies AG	67,326
1,764	SAP AG	124,925
800	Siemens AG	79,786
3,740	Wirecard AG	85,885
		810,689
	Hong Kong - 1.89%
23,000	AIA Group, Ltd.	85,278
1,200	Jardine Matheson Holdings,
	Ltd.	68,280
		153,558
	Indonesia - 2.95%
153,500	PT Bank Mandiri Tbk	131,525
71,000	PT Semen Gresik Persero
	Tbk	107,205
		238,730
	Israel - 1.67%
3,260	Teva Pharmaceutical
	Industries, Ltd., ADR	134,997
	Italy - 4.02%
3,432	Autogrill SpA	32,614
15,200	Prada SpA	113,695
3,746	Saipem SpA	179,892
		326,201
	Japan - 15.10%
1,300	Azbil Corp.	26,136
2,700	Canon, Inc.	86,321
3,000	Don Quijote Co., Ltd.	115,518
1,800	Doutor Nichires Holdings
	Co., Ltd.	22,627
2,000	Fuji Oil Co., Ltd.	27,909
1,800	IT Holdings Corp.	23,388
6,000	Itoham Foods, Inc.	26,294
2,600	Japan Tobacco, Inc.	78,027
268	Keyence Corp.	68,683
1,000	Kissei Pharmaceutical Co.,
	Ltd.	17,850
19,000	Kubota Corp.	192,337
4,300	Makita Corp.	166,953
40	NTT Urban Development
	Corp.	32,496
6,000	ROUND ONE Corp.	28,908
600	SMC Corp.	96,720
7,200	Tokio Marine Holdings, Inc.	183,967
1,800	Tokyo Steel Manufacturing
	Co., Ltd.	6,066
3,545	TSI Holdings Co., Ltd.	23,394
		1,223,594
	Korea - 1.84%
123	Samsung Electronics Co.,
	Ltd.	148,960

	Netherlands - 1.88%
2,855	ASML Holding N.V.	152,586

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International All Cap Equity Fund
September 30, 2012 (continued)

		Value
Shares		(note 2)
	Norway - 2.15%
3,769	DnB NOR ASA	$ 46,217
3,273	Seadrill, Ltd.	127,803
		174,020
	Singapore - 3.34%
19,400	Keppel Corp., Ltd.	180,215
29,000	Overseas Union Enterprise,
	Ltd.	67,112
11,884	Raffles Medical Group, Ltd.	23,532
		270,859
	Spain - 1.51%
5,247	Amadeus IT Holding S.A., A
	Shares	122,244

	Switzerland - 7.24%
2,396	Compagnie Financiere
	Richemont S.A.	143,684
6,698	Credit Suisse Group AG *	141,936
92	SGS S.A.	188,989
300	Syngenta AG	112,121
		586,730
	United Kingdom - 22.45%
9,271	BG Group plc	187,135
6,004	Diageo plc	168,649
14,415	Prudential plc	186,568
3,235	Rio Tinto plc	150,709
10,722	Serco Group plc	100,421
3,379	Shire plc	98,979
2,513	Spectris plc	70,000
7,987	Standard Chartered plc	180,564
5,133	Unilever plc	186,663
40,000	Vodafone Group plc	113,520
16,360	WPP plc	222,308
9,958	Xstrata plc	153,968
		1,819,484
	Total common stocks
	(Cost $6,508,238)	7,500,356
Preferred stock - 0.90%
	Germany - 0.90%
400	Volkswagen AG	72,965
	Total preferred stock
	(Cost $72,604)	72,965

	Total long-term
	investments
	(Cost $6,580,842)	7,573,321

Short-term investment - 6.23%

504,562	Fidelity Institutional Treasury
	Portfolio	504,562

	Total short-term
	investment
	(Cost $504,562)	504,562

Total investments - 99.68%
	(Cost $7,085,404)	8,077,883

Net other assets and liabilities –
0.32%		26,053

Total net assets – 100.00%		$ 8,103,936

*	Non-income producing security
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International All Cap Equity Fund
September 30, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	8.11%
Diversified Banks	6.57
Industrial Machinery	4.28
Industrial Conglomerates	4.05
Packaged Foods & Meats	4.00
Diversified Metals & Mining	3.76
Apparel, Accessories & Luxury Goods	3.46
Life & Health Insurance	3.35
Oil & Gas Equipment & Services	3.10
Integrated Oil & Gas	2.88
Advertising	2.74
Semiconductors	2.67
Fertilizers & Agricultural Chemicals	2.66
Data Processing & Outsourced Services	2.57
Construction & Farm Machinery & Heavy Trucks	2.37
Research & Consulting Services	2.33
Property & Casualty Insurance	2.27
Tires & Rubber	2.13
Distillers & Vintners	2.08
Brewers	2.04
Electronic Equipment & Instruments	2.03
Automobile Manufacturers	1.91
Semiconductor Equipment	1.88
Diversified Capital Markets	1.75
Health Care Services	1.65
Oil & Gas Drilling	1.58
Application Software	1.54
General Merchandise Stores	1.43
Wireless Telecommunication Services	1.40
Construction Materials	1.32
Internet Software & Services	1.25
Environmental & Facilities Services	1.24
Office Electronics	1.07
Tobacco	0.96
Construction & Engineering	0.89
Hotels, Resorts & Cruise Lines	0.83
Life Sciences Tools & Services	0.73
Restaurants	0.68
Communications Equipment	0.47
Real Estate Operating Companies	0.40
Leisure Facilities	0.36
Health Care Facilities	0.29
IT Consulting & Other Services	0.29
Steel	0.08
Long-Term Investments	93.45
Short-Term Investment	6.23
Total Investments	99.68
Net Other Assets and Liabilities	0.32
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Money Market Fund
September 30, 2012

Value
Mutual Funds – 100.02%	(Note 2)
Investments in State Street Money Market Portfolio - 100.02%	$ 79,067,983
Total investments: 100.02%
(Cost $79,067,983)	79,067,983

Other assets and liabilities, net: (0.02)%	(13,213)

Total net assets: 100.00%	$ 79,054,770

The Henderson Money Market Fund invests substantially all of its investible assets into the State Street Money Market Portfolio. At September 30, 2012, the Henderson Money Market Fund owned 0.30% of the State Street Money Market Portfolio.

See notes to portfolio of investments

State Street Money Market Portfolio
Portfolio of Investments
September 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 8.3%
Alpine Securitization Corp. (a)	0.249%	01/09/2013	01/09/2013	$ 100,000,000	$ 99,931,944
Aspen Funding Corp. (a)	0.450%	10/19/2012	10/19/2012	60,000,000	59,986,500
Collateralized Commercial Paper Co. LLC	0.345%	10/22/2012	10/22/2012	200,000,000	199,960,333
Collateralized Commercial Paper Co. LLC	0.340%	11/13/2012	11/13/2012	205,000,000	204,916,747
Gemini Securitization Corp. LLC (a)	0.450%	10/19/2012	10/19/2012	50,000,000	49,988,750
Gemini Securitization Corp. LLC (a)	0.451%	10/26/2012	10/26/2012	75,000,000	74,976,563
Kells Funding LLC (b)	0.406%	10/02/2012	10/02/2012	79,000,000	78,999,122
Kells Funding LLC (b)	0.406%	10/03/2012	10/03/2012	70,000,000	69,998,444
Kells Funding LLC (b)	0.406%	10/04/2012	10/04/2012	250,000,000	249,991,667
Kells Funding LLC (b)	0.386%	10/10/2012	10/10/2012	200,000,000	199,981,000
Kells Funding LLC (b)	0.386%	10/18/2012	10/18/2012	300,000,000	299,946,167
Kells Funding LLC (b)	0.360%	11/15/2012	11/15/2012	57,000,000	56,974,350
Kells Funding LLC (b)	0.365%	11/19/2012	11/19/2012	150,000,000	149,926,500
Kells Funding LLC (b)	0.518%	01/18/2013	01/18/2013	75,000,000	74,884,188
Kells Funding LLC (b)	0.518%	01/22/2013	01/22/2013	120,000,000	119,807,900
Newport Funding Corp. (a)	0.451%	10/26/2012	10/26/2012	100,000,000	99,968,750
Ridgefield Funding Co. (b)	0.813%	01/09/2013	01/09/2013	80,000,000	79,822,222
TOTAL ASSET BACKED COMMERCIAL PAPER					2,170,061,147

FINANCIAL COMPANY COMMERCIAL PAPER — 13.8%
ABN AMRO Funding (a)	0.467%	11/01/2012	11/01/2012	50,000,000	49,980,194
BNP Paribas	0.661%	02/11/2013	02/11/2013	182,000,000	181,562,947
Commonwealth Bank of Australia (a)(c)	0.269%	10/22/2012	11/21/2012	100,000,000	100,000,000
DNB Bank ASA (a)(c)	0.493%	10/29/2012	01/28/2013	400,000,000	400,000,000
General Electric Capital Corp.	0.264%	11/08/2012	11/08/2012	83,000,000	82,977,221
General Electric Capital Corp.	0.254%	11/09/2012	11/09/2012	137,000,000	136,962,896
General Electric Capital Corp.	0.244%	12/12/2012	12/12/2012	180,000,000	179,913,600
General Electric Capital Corp.	0.230%	01/18/2013	01/18/2013	88,000,000	87,938,718
General Electric Capital Corp.	0.244%	02/25/2013	02/25/2013	14,000,000	13,986,280
HSBC Bank PLC (a)(c)	0.338%	10/09/2012	02/07/2013	105,000,000	105,000,000
JPMorgan Chase & Co. (c)	0.268%	10/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.305%	10/09/2012	10/09/2012	240,000,000	239,984,000
JPMorgan Chase & Co.	0.368%	10/09/2012	03/07/2013	200,000,000	200,000,000
Nordea Bank AB	0.294%	10/10/2012	10/10/2012	125,000,000	124,990,938
Nordea Bank AB	0.294%	10/11/2012	10/11/2012	215,000,000	214,982,681
NRW Bank (a)	0.250%	11/19/2012	11/19/2012	315,000,000	314,892,813
NRW Bank (a)	0.254%	11/19/2012	11/19/2012	110,000,000	109,962,569
NRW Bank (a)	0.254%	11/26/2012	11/26/2012	75,000,000	74,970,833
Skandinaviska Enskilda Banken AB (a)	0.315%	11/19/2012	11/19/2012	275,000,000	274,883,965
Sumitomo Mitsui Banking Corp. (a)	0.365%	10/09/2012	10/09/2012	350,000,000	349,972,000
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,992,708
Toyota Motor Credit Corp.	0.260%	12/20/2012	12/20/2012	34,000,000	33,980,356
Toyota Motor Credit Corp.	0.270%	01/02/2013	01/02/2013	35,300,000	35,275,378
Toyota Motor Credit Corp.	0.274%	01/24/2013	01/24/2013	35,600,000	35,569,295
Toyota Motor Credit Corp.	0.274%	01/28/2013	01/28/2013	50,600,000	50,554,840
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,628,334,232

CERTIFICATES OF DEPOSIT — 48.3%
Bank of Montreal (c)	0.510%	10/09/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.301%	10/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Nova Scotia (c)	0.268%	10/09/2012	03/06/2013	300,000,000	300,000,000
Bank of Tokyo - Mitsubishi	0.360%	10/05/2012	10/05/2012	200,000,000	200,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/25/2012	10/25/2012	500,000,000	500,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/29/2012	10/29/2012	500,000,000	500,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT - (continued)
Barclays Bank	0.480%	11/26/2012	11/26/2012	$ 400,000,000	$ 400,000,000
Barclays Bank	0.480%	11/26/2012	11/26/2012	150,000,000	150,000,000
Barclays Bank (c)	0.739%	10/19/2012	02/19/2013	200,000,000	200,000,000
Barclays Bank (c)	0.738%	10/09/2012	03/06/2013	200,000,000	200,000,000
Barclays Bank (c)	0.557%	10/24/2012	03/22/2013	300,000,000	300,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Credit Suisse (c)	0.431%	10/05/2012	12/05/2012	187,000,000	187,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse (c)	0.316%	10/29/2012	03/26/2013	235,000,000	235,000,000
Deutsche Bank AG	0.380%	10/19/2012	10/19/2012	90,000,000	90,000,000
Deutsche Bank AG	0.380%	10/25/2012	10/25/2012	200,000,000	200,000,000
Deutsche Bank AG	0.220%	12/14/2012	12/14/2012	600,000,000	600,000,000
ING Bank NV	0.380%	11/02/2012	11/02/2012	500,000,000	500,000,000
ING Bank NV	0.380%	11/05/2012	11/05/2012	150,000,000	150,000,000
ING Bank NV	0.380%	11/13/2012	11/13/2012	250,000,000	250,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
Lloyds TSB Bank	0.280%	12/11/2012	12/11/2012	50,000,000	50,000,000
Lloyds TSB Bank	0.250%	12/24/2012	12/24/2012	100,000,000	100,000,000
National Australia Bank Ltd. (c)	0.267%	10/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd. (c)	0.266%	10/29/2012	10/29/2012	400,000,000	400,000,000
National Australia Bank Ltd. (c)	0.331%	10/04/2012	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.290%	10/11/2012	10/11/2012	400,000,000	400,000,000
Norinchukin Bank	0.170%	10/05/2012	10/05/2012	250,000,000	250,000,000
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV (c)	0.561%	10/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV (c)	0.561%	10/04/2012	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
Royal Bank of Canada (c)	0.487%	11/13/2012	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (c)	0.477%	11/27/2012	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB	0.400%	11/13/2012	11/13/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.340%	11/14/2012	11/14/2012	440,000,000	440,000,000
Standard Chartered Bank	0.340%	10/18/2012	10/18/2012	284,000,000	284,000,000
Sumitomo Mitsui Banking Corp.	0.360%	10/05/2012	10/05/2012	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.330%	10/26/2012	10/26/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Svenska Handelsbanken AB	0.300%	10/09/2012	10/09/2012	161,000,000	161,000,000
Svenska Handelsbanken AB	0.260%	11/02/2012	11/02/2012	45,000,000	45,000,200
Svenska Handelsbanken AB	0.205%	11/09/2012	11/09/2012	225,000,000	225,000,000
Svenska Handelsbanken AB	0.240%	11/13/2012	11/13/2012	300,000,000	300,001,791
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank (c)	0.443%	11/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG	0.320%	11/01/2012	11/01/2012	320,000,000	320,000,000
TOTAL CERTIFICATES OF DEPOSIT					12,718,001,991

OTHER NOTES — 10.6%
Bank of America NA	0.350%	10/01/2012	10/01/2012	125,000,000	125,000,000
Bank of America NA	0.350%	10/16/2012	10/16/2012	250,000,000	250,000,000
Bank of America NA	0.330%	10/29/2012	10/29/2012	250,000,000	250,000,000
Bank of America NA	0.380%	12/13/2012	12/13/2012	400,000,000	400,000,000
Bank of Nova Scotia	0.080%	10/01/2012	10/01/2012	800,000,000	800,000,000
Commonwealth Bank of Australia (b)(c)	0.668%	10/29/2012	11/26/2012	31,000,000	31,000,000
JPMorgan Chase Bank NA	0.010%	10/01/2012	10/01/2012	225,000,000	225,000,000
Nordea Bank AB (b)(c)	0.604%	11/16/2012	11/16/2012	174,000,000	174,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
OTHER NOTES - (continued)
Rabobank Nederland NV (b)(c)	0.577%	11/16/2012	12/14/2012	$ 107,000,000	$ 107,000,000
Societe Generale	0.180%	10/01/2012	10/01/2012	335,000,000	335,000,000
Toyota Motor Credit Corp. (c)	0.460%	12/10/2012	09/09/2013	45,860,000	45,860,000
Westpac Banking Corp. (c)	0.597%	10/29/2012	11/27/2012	35,000,000	35,000,000
TOTAL OTHER NOTES					2,777,860,000

GOVERNMENT AGENCY DEBT — 2.7%
Federal Home Loan Bank (d)	0.115%	10/10/2012	10/10/2012	181,000,000	180,994,796
Federal Home Loan Bank (d)	0.120%	10/10/2012	10/10/2012	41,000,000	40,998,770
Federal Home Loan Bank (d)	0.120%	10/12/2012	10/12/2012	126,000,000	125,995,380
Federal Home Loan Mortgage Corp. (d)	0.132%	11/13/2012	11/13/2012	113,000,000	112,982,184
Federal Home Loan Mortgage Corp. (d)	0.160%	02/11/2013	02/11/2013	142,000,000	141,916,062
Federal National Mortgage Assoc. (d)	0.130%	10/31/2012	10/31/2012	120,000,000	119,987,000
TOTAL GOVERNMENT AGENCY DEBT					722,874,192

TREASURY DEBT — 2.1%
U.S. Treasury Bill (d)	0.113%	11/15/2012	11/15/2012	379,000,000	378,946,703
U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	170,000,000	170,596,766
TOTAL TREASURY DEBT					549,543,469

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.1%
Agreement with Barclays Capital, Inc. and The Bank of
New York Mellon (Tri-Party), dated 09/25/2012
(collateralized by Federal Home Loan Mortgage
Corporations, 3.000% - 4.600% due 07/15/2013 -
04/01/2026, and Federal National Mortgage
Associations, 0.700% - 3.030% due 03/13/2015 -
06/25/2027, valued at $102,000,039); expected
proceeds $100,003,500	0.180%	10/02/2012	10/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and
The Bank of New York Mellon (Tri-Party), dated
09/25/2012 (collateralized by Federal National
Mortgage Associations, 4.000% - 4.500% due
01/01/2042 - 03/01/2042, and a U.S. Treasury
Strip, 0.125% due 07/31/2014, valued at
$255,000,010); expected proceeds $250,008,264	0.170%	10/02/2012	10/02/2012	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank
of New York Mellon (Tri-Party), dated 09/26/2012
(collateralized by Federal Home Loan Mortgage
Corporations, 3.500% - 5.000% due 03/01/2026 -
06/01/2042, and Federal National Mortgage
Associations, 3.500% - 4.500% due 05/01/2024 -
10/01/2042, valued at $153,000,001); expected
proceeds $150,005,833	0.200%	10/03/2012	10/03/2012	150,000,000	150,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank
of New York Mellon (Tri-Party), dated 09/27/2012
(collateralized by Federal Home Loan Mortgage
Corporations, 3.000% - 6.000% due 12/01/2019 -
09/01/2042, and Federal National Mortgage
Associations, 2.500% - 6.500% due 01/01/2022 -
10/01/2042, valued at $459,000,000); expected
proceeds $450,017,500	0.200%	10/04/2012	10/04/2012	$ 450,000,000	$ 450,000,000
Agreement with Goldman Sachs & Co. and The Bank
of New York Mellon (Tri-Party), dated 09/28/2012
(collateralized by Federal Home Loan Mortgage
Corporations, 3.000% - 7.500% due 12/01/2018 -
09/01/2042, and Federal National Mortgage
Associations, 2.500% - 6.500% due 03/01/2017 -
10/01/2042, valued at $765,000,000); expected
proceeds $750,029,167	0.200%	10/05/2012	10/05/2012	750,000,000	750,000,000
Agreement with JP Morgan Securities, Inc. and JP
Morgan Chase & Co. (Tri-Party), dated 09/25/2012
(collateralized by Federal National Mortgage
Associations, 2.500% -3.500% due 9/01/2027 -
09/01/2042, valued at $204,000,323); expected
proceeds $200,008,556	0.220%	10/02/2012	10/02/2012	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities,
Inc. and The Bank of New York Mellon (Tri-
Party), dated 09/28/2012 (collateralized by Federal
Home Loan Mortgage Corporations, 3.500% -
4.000% due 03/01/2032 - 09/01/2042, and Federal
National Mortgage Associations, 3.000% - 4.500%
due 07/01/2027 - 10/01/2042, valued at
$474,300,001); expected proceeds $465,008,525	0.220%	10/01/2012	10/01/2012	465,000,000	465,000,000
Agreement with Morgan Stanley and Co., Inc. and The
Bank of New York Mellon (Tri-Party), dated
09/28/2012 (collateralized by Federal National
Mortgage Associations, 3.500% - 6.000% due
03/01/2037 - 09/01/2042, valued at $51,000,000);
expected proceeds $50,001,042	0.250%	10/01/2012	10/01/2012	50,000,000	50,000,000
Agreement with RBC Capital Markets, Inc. and The
Bank of New York Mellon (Tri-Party), dated
09/27/2012 (collateralized by Federal National
Mortgage Associations, 2.500% - 6.000% due
09/01/2022 - 10/01/2042, valued at $255,000,000);
expected proceeds $250,009,236	0.190%	10/04/2012	10/04/2012	250,000,000	250,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,665,000,000

TREASURY REPURCHASE AGREEMENTS — 3.8%
Agreement with Barclays Capital, Inc., dated
09/28/2012 (collateralized by U.S. Treasury Notes,
0.750% - 4.500% due 12/15/2013 - 08/15/2039,
valued at $816,138,846); expected proceeds
$800,013,333	0.200%	10/01/2012	10/01/2012	800,000,000	800,000,000

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Suisse Securities (USA) LLC
and JP Morgan Chase & Co. (Tri-Party), dated
09/25/2012 (collateralized by U.S. Treasury Bills,
0.000% due 10/04/2012 - 02/07/2013, U.S.
Treasury Bonds, 3.875% - 5.500% due 08/15/2028
- 02/15/2041 and U.S. Treasury Notes, 0.125% -
4.875% due 09/30/2013 - 02/15/2020, valued at
$204,003,751); expected proceeds $200,007,000	0.180%	10/02/2012	10/02/2012	$ 200,000,000	$ 200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS(e)(f)† — 99.7%					26,231,675,031
Other Assets in Excess of Liabilities — 0.3%					80,673,317
NET ASSETS — 100.0%					$ 26,312,348,348

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,164,514,881 or 8.23% of net assets as of September 30, 2012.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act"), or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,692,331,560 or 6.43% of net assets as of September 30, 2012.

(c) Variable Rate Security - Interest rate shown is rate in effect as of September 30, 2012.

(d) Rate represents annualized yield at date of purchase.

(e) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f) Also represents the cost for federal tax purposes.

† Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended (“1940 Act”), and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio
Portfolio of Investments – (continued)
September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	26,231,675,031
Level 3 – Significant Unobservable Inputs	-
Total Investments	$26,231,675,031

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
September 30, 2012

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 87.99%
		Canada – 0.93%
EUR	330,000	Bombardier, Inc.	7.250%	11/15/16	$ 448,450

		France – 3.45%
EUR	550,000	Crown European Holdings S.A.	7.125	8/15/18	775,688
EUR	450,000	Rexel S.A.	8.250	12/15/16	630,317
EUR	100,000	Rexel S.A.	7.000	12/17/18	139,428
GBP	60,000	WPP Finance S.A.	6.375	11/6/20	120,678
					1,666,111
		Germany – 7.61%
EUR	600,000	HeidelbergCement AG	8.500	10/31/19	904,649
EUR	750,000	Kabel Deutschland Vertrieb und Service GmbH	6.500	6/29/18	1,030,048
USD	1,100,000	Unitymedia Hessen GmbH & Co. KG (a)	8.125	12/1/17	1,188,000
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	7.500	3/15/19	551,250
					3,673,947
		Ireland – 3.48%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	971,016
EUR	500,000	Smurfit Kappa Acquisitions	7.750	11/15/19	707,580
					1,678,596
		Luxembourg – 6.99%
GBP	400,000	Glencore Finance Europe S.A.	6.500	2/27/19	729,053
EUR	800,000	Telenet Finance Luxembourg SCA	6.375	11/15/20	1,052,456
EUR	100,000	Telenet Finance V Luxembourg SCA (a)	6.250	8/15/22	130,111
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,464,131
					3,375,751
		Netherlands – 4.21%
EUR	690,000	ING Verzekeringen N.V. (b)	2.088	6/21/21	854,932
EUR	150,000	Linde Finance B.V.	7.375	7/14/16	221,912
EUR	675,000	Ziggo Bond Co. B.V. (a)	8.000	5/15/18	956,318
					2,033,162
		United Kingdom – 41.04%
EUR	700,000	BAA Funding, Ltd.	4.600	2/15/18	1,010,240
GBP	150,000	Barclays Bank plc	10.000	5/21/21	301,540
GBP	174,000	BAT International Finance plc	7.250	3/12/24	381,544
GBP	150,000	BAT International Finance plc	6.000	6/29/22	301,932
USD	280,000	BAT International Finance plc (a)	3.250	6/7/22	287,924
GBP	400,000	British Telecommunications plc	6.625	6/23/17	773,660
GBP	150,000	British Telecommunications plc	5.750	12/7/28	290,714
GBP	100,000	Care UK Health & Social Care plc	9.750	8/1/17	171,572
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,706,948
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	156,302
USD	1,000,000	Diageo Capital plc (c)	1.500	5/11/17	1,018,500
GBP	400,000	F&C Finance plc	9.000	12/20/16	687,711
GBP	150,000	GlaxoSmithKline Capital plc	5.250	12/19/33	300,945
EUR	520,000	Global Switch Holdings Ltd.	5.500	4/18/18	738,162

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
September 30, 2012 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	100,000	Imperial Tobacco Finance plc	5.500%	9/28/26	$ 188,875
GBP	450,000	Imperial Tobacco Finance plc	5.500	11/22/16	825,459
GBP	501,000	ITV plc	5.375	10/19/15	853,349
GBP	1,000,000	Legal & General Group plc (d)	6.385	5/2/17	1,466,044
USD	1,100,000	Lloyds TSB Group plc (a) (d)	6.267	12/31/49	748,000
GBP	130,000	Nationwide Building Society	5.250	2/12/18	207,771
GBP	201,000	Odeon & UCI Finco plc	9.000	8/1/18	329,443
EUR	650,000	Rexam plc	6.750	6/29/67	844,638
USD	1,000,000	Royal Bank of Scotland Group plc (c) (d)	7.640	9/29/17	827,500
USD	1,100,000	Standard Chartered plc (d)	6.409	1/3/17	1,079,001
GBP	50,000	Tesco plc	5.500	12/13/19	94,076
GBP	286,000	Tesco plc	6.125	2/24/22	560,113
GBP	50,000	Tesco plc	5.000	3/24/23	91,411
GBP	50,000	Tesco plc	4.875	3/24/42	79,693
GBP	300,000	Thames Water Utilities Finance Ltd.	5.750	9/13/30	545,063
GBP	67,000	Thames Water Utilities Finance Ltd.	5.375	7/21/25	118,090
GBP	650,000	Virgin Media Finance plc	8.875	10/15/19	1,183,971
GBP	500,000	William Hill plc	7.125	11/11/16	888,140
USD	265,000	WPP Finance 2010	4.750	11/21/21	290,868
GBP	250,000	WPP plc	6.000	4/4/17	467,346
					19,816,545
		United States – 20.28%
USD	1,250,000	Constellation Brands, Inc. (c)	7.250	5/15/17	1,465,625
USD	710,000	Digicel Group, Ltd. (a)	10.500	4/15/18	779,225
USD	600,000	HCA Holdings, Inc. (a)	7.750	5/15/21	657,000
USD	300,000	HCA, Inc.	8.000	10/1/18	347,250
EUR	400,000	Infor (US), Inc.	10.000	4/1/19	557,712
USD	600,000	Iron Mountain, Inc.	5.750	8/15/24	604,500
EUR	2,500,000	Lehman Brothers UK Capital Funding IV LP (d) (e) (f) (g)	5.750	4/25/13	—
EUR	775,000	Levi Strauss & Co.	7.750	5/15/18	1,068,117
USD	1,010,000	Pinnacle Entertainment, Inc.	8.750	5/15/20	1,119,837
USD	240,000	Regal Entertainment Group	9.125	8/15/18	269,400
USD	250,000	Reynolds Group Issuer, Inc. (a)	5.750	10/15/20	250,313
USD	85,000	SBA Telecommunications, Inc. (a)	5.750	7/15/20	89,569
USD	1,240,000	Service Corp International	7.625	10/1/18	1,475,600
USD	1,000,000	Time Warner Cable, Inc. (c)	4.000	9/1/21	1,104,668
					9,788,816
	Total corporate bonds
	(Cost $42,820,193)				42,481,378

US government obligations – 6.54%

	United States - 6.54%
USD	1,400,000	United States Treasury Note (c)	3.625	2/15/21	1,657,579
USD	1,500,000	United States Treasury Note	0.250	9/15/14	1,500,352
					3,157,931
	Total US government obligations
	(Cost $3,044,418)				3,157,931

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
September 30, 2012 (continued)

			Value
	Contracts		(note 2)

Options purchased – 0.00%
		United States – 0.00%
USD	2,200	S&P 500 Index, Put @ $1,250 Expires 10/20/12	$ 1,540
		Total options purchased
		(Cost $12,139)	1,540
		Total long-term investments
		(Cost $45,876,750)	45,640,849

	Shares

Short-term investment - 2.28%

	1,099,725	Fidelity Institutional Treasury Portfolio (c) (h)	1,099,725
		Total short-term investment
		(Cost $1,099,725)	1,099,725
Total investments - 96.81%
		(Cost $46,976,475)	46,740,574
Net other assets and liabilities – 3.19%			1,541,993
Total net assets – 100.00%			$ 48,282,567

(a)
Restricted security, purchased under Rule 144A, section 4(2)g, which is exempt registration under the securities Act of 1933 as amended. At September 30, 2012, the securities had an aggregate value of $4,980,710, which represents 10.3% of net assets.

(b)	Security is a floating rate bond.
(c)	A portion of this security is segregated as collateral for swap contracts.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.
(e)	Security is in default.
(f)	Fair valued at September 30, 2012 as determined in good faith using procedures approved by the Board of Trustees.
(g)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(h)	A portion of this security is segregated as collateral for futures contracts.

The Fund held the following open forward foreign currency contracts at September 30, 2012:

		Local	Current	Unrealized
	Value	amount	notional	appreciation/
	date	(000’s)	value	(depreciation)
Euro Short	10/22/12	11,395	$14,646,446	$249,497
British
Pound
Short	10/22/12	9,650	15,582,271	115,335
British
Pound
Long	10/19/12	615	993,619	(6,381)

During the period ended September 30, 2012, average monthly notional value related to forward foreign currency contracts was $7.5 million or 15.6% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
September 30, 2012 (continued)

The Fund held the following open futures contracts at September 30, 2012:

			Aggregate	Unrealized
		Expiration	notional	appreciation/
	Number of contracts	date	value	(depreciation)
UK Long Gilt Bond (Short)	2	12/27/12	$389,554	$(6,422)

During the period ended September 30, 2012, the average notional value related to futures contracts was $4.4 million or 9.1% net assets.

The Fund held the following swap contracts at September 30, 2012:

							Upfront
		Rates		Implied	Notional		premiums	Unrealized
	Reference	received/	Termination	credit	amount	Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s)	value	(received)	(depreciation)
Proctection purchased:
Deutsche Bank AG	Australia & New Zealand Banking Group Ltd.	(1.00%)	12/20/2017	2.15%	USD 400	$23,342	$24,203	($861)
J.P. Morgan Securities Limited	Commonwealth Bank of Australia	(1.00%)	12/20/2017	1.43	USD 700	14,997	16,123	(1,126)
Deutsche Bank AG	Hewlett Packard Co.	(1.00%)	12/20/2017	2.84	USD 50	4,299	3,959	340
Citigroup	International Business Machines Corp.	(1.00%)	12/20/2017	0.38	USD 200	(6,388)	(6,349)	(39)
J.P. Morgan Securities Limited	International Business Machines Corp.	(1.00%)	12/20/2017	0.38	USD 650	(20,762)	(20,704)	(58)
Citigroup	Kingfisher plc	(1.00%)	12/20/2017	1.32	EUR 100	2,067	713	1,354
J.P. Morgan Securities Limited	Legal & General Group plc	(1.00%)	6/20/2017	1.96	EUR 500	28,143	37,153	(9,010)
J.P. Morgan Securities Limited	Legal & General Group plc	(1.00%)	6/20/2017	1.96	EUR 450	23,310	40,165	(16,855)
Citigroup	Next plc	(1.00%)	12/20/2017	1.13	EUR 100	851	325	526
J.P. Morgan Securities Limited	Republic of Turkey	(1.00%)	6/20/2017	1.48	USD 700	15,697	65,032	(49,335)
Proctection sold:
J.P. Morgan Securities Limited	iTraxx-Crossover	5.00%	12/20/2017	5.67%	EUR 4,375	(154,136)	(66,311)	(87,825)
Citigroup	PostNL NV	1.00%	9/20/2017	2.05	EUR 50	(3,192)	(2,762)	(430)
Citigroup	Sunrise Communications Holdings SA	5.00%	9/20/2017	4.59	EUR 50	1,109	(2,910)	4,019
J.P. Morgan Securities Limited	Sunrise Communications Holdings SA	5.00%	9/20/2017	4.59	EUR 250	5,543	(12,915)	18,458
Total						$ (65,120)	$ 75,722	$ (140,842)

During the period ended September 30, 2012, average notional value related to swap contracts was $600,000 or 1.30% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
September 30, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of Net assets
Cable TV	10.00%
US Government obligation	6.54
Containers-Metal/Glass	5.37
Beverages - Wine & Spirits	5.15
Commer Banks Non-US	4.84
Life/Health Insurance	4.81
Telephone-Integrated	4.65
Gambling (Non-Hotel)	4.16
Tobacco	4.12
Publishing-Newspapers	3.86
Funeral Services & Related Items	3.06
Internet Connectivity Services	3.03
Telecom Services	2.64
Medical-Hospitals	2.44
Apparel Manufacturers	2.21
Airport Development & Maintenance	2.09
Building Products - Cement Aggregates	1.88
Television	1.77
Diversified Banking Institution	1.71
Food-Retail	1.71
Cellular Telecommunications	1.61
Electronic Parts Distribution	1.59
Computer Data Security	1.53
Distribution/Wholesale	1.51
Paper&Related Products	1.47
Investment Management & Advising Services	1.42
Water	1.37
Commercial Services	1.25
Enterprise Software/Serv	1.15
Consulting Services	0.97
Diversified Manufacturing Operations	0.93
Diversified Operations	0.68
Medical-Drugs	0.62
Advertising Services	0.60
Theaters	0.56
Consumer Products-Misc	0.52
Industrial Gases	0.46
Multimedia	0.25
Finance - Investment Banking & Brokerage	—
Long-Term Investments	94.53
Short-Term Investment	2.28
Total Investments	96.81
Net Other Assets and Liabilities	3.19
100.00%

See notes to portfolio of investments

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

1.  Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among twelve series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Leaders Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Japan Focus Fund are not included in this report as their fiscal year end is July 31. The Henderson International All Cap Equity Fund (“International All Cap Equity”), Henderson Money Market Fund (“Money Market”) and Henderson Strategic Income Fund (“Strategic Income”) (collectively, the “Funds”), are included in this report and are each a separate series of the Trust and are diversified.

Money Market is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio, (“Master Portfolio”), a series of State Street Master Funds.  The Master Portfolio, in turn, directly invests in money market securities. The net assets of the Master Portfolio as of September 30, 2012 were $26,312,348,348. Money Market records its investments in Master Portfolio at its reported Net Asset Value (NAV) which approximates fair market value.

2.  Significant accounting policies
The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the portfolio of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price.  Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust.  If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust.  The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security Transactions
Investment transactions are accounted for on a trade-date basis.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

Foreign Currency Translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities.  When entering into forward foreign currency contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date.  Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of Strategic Income’s realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended September 30, 2012:

Currency	Realized gain/loss	Change in unrealized gain/loss
Foreign currency risk	$(374,692)	$51,364

Futures contracts
The Funds are subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Funds may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Funds, depending on the fluctuations in the fair value of the underlying security. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the contracts against default.  When applicable, open futures contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of Strategic Income’s realized gain/losses and change in unrealized gain/losses incurred on futures contracts during the period ended September 30, 2012:

Futures contracts	Realized gain/loss	Change in unrealized gain/loss
Interest rate risk	$356,739	$(6,422)
Equity risk	(88,996)	-

Options purchased
The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of Strategic Income’s realized gain/losses and change in unrealized gain/losses incurred on options purchased during the period ended September 30, 2012:

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

Options purchased	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$(153,766)	$(10,599)

Swap contracts
The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Funds enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of Strategic Income’s realized gain/losses and change in unrealized gain/losses incurred on swap contracts during the period ended September 30, 2012:

Swap contracts	Realized gain/loss	Change in unrealized gain/loss
Credit risk	$(25,325)	$(140,842)

3.  Fair value measurements
Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

The following tables summarize the Funds’ investments that are measured at fair value by level within the fair value hierarchy at September 30, 2012:

International All Cap Equity
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Austria	$153,866	$—	$—	$153,866
Belgium	204,074	—	—	204,074
Brazil	218,423	—	—	218,423
Canada	103,754	—	—	103,754
China	182,451	—	—	182,451
France	475,136	—	—	475,136
Germany	810,689	—	—	810,689
Hong Kong	153,558	—	—	153,558
Indonesia	238,730	—	—	238,730
Israel	134,997	—	—	134,997
Italy	326,201	—	—	326,201
Japan	1,223,594	—	—	1,223,594
Korea	148,960	—	—	148,960
Netherlands	152,586	—	—	152,586
Norway	174,020	—	—	174,020
Singapore	270,859	—	—	270,859
Spain	122,244	—	—	122,244
Switzerland	586,730	—	—	586,730
United Kingdom	1,819,484	—	—	1,819,484
Total Common Stocks	7,500,356	—	—	7,500,356
Preferred Stock
Germany	72,965	—	—	72,965
Total Preferred Stock	72,965	—	—	72,965
Short-Term Investment	504,562	—	—	504,562
Total	$8,077,883	$—	$—	$8,077,883

During the period ended September 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

Money Market
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Mutual Funds	$—	$79,067,983	$—	$79,067,983
Total	$—	$79,067,983	$—	$79,067,983

During the period ended September 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

Strategic Income
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Corporate Bonds
Canada	$—	$448,450	$—	$448,450
France	—	1,666,111	—	1,666,111
Germany	—	3,673,947	—	3,673,947
Ireland	—	1,678,596	—	1,678,596
Luxembourg	—	3,375,751	—	3,375,751
Netherlands	—	2,033,162	—	2,033,162
United Kingdom	—	19,816,545	—	19,816,545
United States	—	9,788,816	—	9,788,816
Total Corporate Bonds	—	42,481,378	—	42,481,378
US Government Obligations	—	3,157,931	—	3,157,931
Total US Government Obligations	—	3,157,931	—	3,157,931
Options Purchased
United States	1,540	—	—	1,540
Total Options Purchased	1,540	—	—	1,540
Short-Term Investment	1,099,725	—	—	1,099,725
Total Investments	1,101,265	45,639,309	—	46,740,574
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	358,451	—	358,451
Futures Contracts	(6,422)	—	—	(6,422)
Swap Contracts	—	(140,842)	—	(140,842)
Total Financial Derivative Instruments	$(6,422)	$217,609	$—	$211,187

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended September 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of January 1, 2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of September 30 2012
Corporate Bonds
United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized depreciation attributable to Level 3 investments held at September 30, 2012 was $0.

The Fund’s management has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

Henderson Global Funds
Notes to portfolio of investments
(unaudited)

4.  Federal income tax cost basis
The US federal income tax basis of investments, excluding foreign currency, forward currency contracts, futures contracts and swap contracts at September 30, 2012, and the gross unrealized appreciation and depreciation, were as follows:
Tax cost and book cost are the same for Money Market.

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation/
Fund	Tax cost	appreciation	depreciation	(depreciation)
International Equity Fund	$7,085,404	$1,342,853	$(350,374)	$992,479
Strategic Income Fund	46,976,475	3,446,947	(3,682,848)	(235,901)

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       November 28, 2012

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:        November 28, 2012